Common Share Equivalents Securities Excluded From Calculation of Weighted Average Common Share Outstanding (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents	3,035,795	20,104,155	3,656,495	20,117,924	19,709,668
Series A Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents		14,055,851		14,055,851	14,055,851
Series B Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents		2,441,009		2,441,009	2,441,009
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents	94,200		97,700
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents	2,941,595	3,107,295	3,058,795	3,121,064	2,712,808
Warrant to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive common share equivalents		500,000	500,000	500,000	500,000